Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	IMRIS Inc.
Entity Central Index Key	0001489161
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	IMRS
Entity Common Stock, Shares Outstanding	62,594,346
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer